Above market acquired charters	6 Months Ended
Jun. 30, 2018
Above market acquired charters [Abstract]
Above market acquired charters

5. Above market acquired charters

On May 4, 2018 the Partnership acquired the shares of the company owning the M/T Anikitos from CMTC including a time charter attached to the vessel with a time charter daily rate exceeding the market rate for equivalent time charters prevailing at the time of acquisition. The value allocated to the above market acquired time charter of $496 was determined on the basis of the relative fair values of the assets in the asset group acquired. The fair value of the time charter representing the difference between the time charter rate at which the vessel was fixed and the market rate for comparable charters, was determined by independent appraisers on the acquisition date and was recorded as an asset in the unaudited condensed consolidated balance sheet as of the acquisition date under “above market acquired charters” (Note 4).

On January 17, 2018 the Partnership acquired the shares of the company owning the M/T Aristaios from CMTC including a time charter attached to the vessel with a time charter daily rate exceeding the market rate for equivalent time charters prevailing at the time of acquisition. The value allocated to the above market acquired time charter of $9,545 was determined on the basis of the relative fair values of the assets in the asset group acquired. The fair value of the time charter representing the difference between the time charter rate at which the vessel was fixed and the market rate for comparable charters, was determined by independent appraisers on the acquisition date and was recorded as an asset in the unaudited condensed consolidated balance sheet as of the acquisition date under “above market acquired charters” (Note 4).

Above market charters acquired are amortized using the straight line method as a reduction to revenues over the remaining term of the charters. For the six-month periods ended June 30, 2018 and 2017, revenues were reduced by $8,278 and $7,744 as a result of the amortization of the above market acquired charters, respectively.

An analysis of above market acquired charters is as follows:

Above market acquired charters	Book value
Carrying amount as at January 1, 2018	$ 75,035
Acquisition	10,041
Amortization	(8,278)
Carrying amount as at June 30, 2018	$76,798

As of June 30, 2018 the remaining carrying amount of unamortized above market acquired time charters was $76,798 and will be amortized in future years as follows:

For the twelve-month period ended June 30,	Amount
2019	$17,084
2020	$17,104
2021	$11,218
2022	$9,381
2023	$8,371
Thereafter	$13,640
Total	$76,798